Other assets and liabilities F.2. Movements in Provisions for Inventories (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Provisions For Inventories [Roll Forward]
Opening balance, net	$ 44
Closing balance, net	70
Less: provisions for expected credit losses
Provisions For Inventories [Roll Forward]
Opening balance, net	(3)
Change in scope	(1)
(Additional)/Reversal Allowances	(1)
Used	1
Closing balance, net	(5)
Allowance for Telephone and equipment - Obsolescence | Less: provisions for expected credit losses
Provisions For Inventories [Roll Forward]
Opening balance, net	(3)
Change in scope	(1)
(Additional)/Reversal Allowances	(1)
Used	1
Closing balance, net	$ (5)